Other Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Employee future benefits (Note 24)	$ 551	$ 355
Equity investments	259	237
Other investments	225	180
RECs (Note 8)	176	155
Supplemental Executive Retirement Plan ("SERP")	127	117
Operating leases (Note 15)	64	51
Derivatives	48	43
Deferred compensation plan	29	22
Other	174	138
Other assets	$ 1,653	$ 1,298